6. Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Righ-of-use asset	$ 602,775	$ 874,159
Operating lease liability current	304,326	263,252
Operating lease liability noncurrent	328,772	$ 633,098
Lease costs	$ 363,974